INCOME TAX AND CONTRIBUTION	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
INCOME TAX AND CONTRIBUTION	INCOME TAX AND SOCIAL CONTRIBUTION
14.1Reconciliation of the effective tax rate

	Three-month periods ended		Six-month periods ended
Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Profit (loss) before income tax and social contribution	(1,400,670)	1,468,007	(2,893,801)	3,121,643
Combined nominal tax rate	34%	34%	34%	34%
Taxes calculated at nominal rates	476,228	(499,122)	983,892	(1,061,359)

Adjustments to determine the effective rate
Unrecorded and recorded benefit no tax losses and temporary differences	(1,838,095)	41,434	5,965,235	552,039
Mark to market of convertible instruments	—	482,010	—	549,158
Permanent differences	920,717	(24,334)	341,387	(39,871)
Rate differential	510,930	—	223,005	—
Others	(69,780)	—	8	6

	—	(12)	7,513,527	(27)

Current income tax and social contribution	—	(12)	(1,877)	(27)
Deferred income tax and social contribution	—	—	7,515,404	—

	—	(12)	7,513,527	(27)

Effective rate	—	—	(260)%	—
14.2Breakdown of deferred income tax and social contribution

Description	December 31, 2025	Result	June 30, 2026 (Unaudited)

Deferred liabilities

Breakage	(326,206)	19,046	(307,160)
Foreign currency exchange	(4,425,099)	(2,148,856)	(6,573,955)
Leases	(3,442,508)	94,850	(3,347,658)
Financial instruments	—	(1,191)	(1,191)
Others	(1,668)	1,668	—

Total	(8,195,481)	(2,034,483)	(10,229,964)

Deferred tax asset

Foreign currency exchange	3,282,391	1,846,781	5,129,172
Leases	4,321,762	(400,932)	3,920,830
Temporary provisions	939,334	(80,741)	858,593
Tax loss carryforwards and negative bases	8,787,950	2,099,438	10,887,388
Others	402,104	(93,048)	309,056

	17,733,541	3,371,498	21,105,039

Total	9,538,060	1,337,015	10,875,075

Deferred income tax and social contribution	—	7,515,404	7,515,404

Total	9,538,060	(6,178,389)	3,359,671

Description	June 30, 2026 (Unaudited)	December 31, 2025

Tax losses and negative bases	32,022,296	25,846,911

Description	June 30, 2026 (Unaudited)	December 31, 2025

Tax loss (25%)	8,005,574	6,461,728
Negative social contribution base (9%)	2,881,814	2,326,222

	10,887,388	8,787,950

Deferred tax asset recognized	(7,515,404)	—

Unrecognized deferred tax asset	3,371,984	8,787,950

14.3Breakdown of deferred tax assets
For the recognition of deferred tax assets arising from temporary differences and tax loss carryforwards, the Company assesses the expected generation of future taxable income against which those temporary differences and tax loss carryforwards would be offset. Deferred tax assets and liabilities are offset when there is a legally enforceable right and the intent to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period of realization or settlement, pursuant to the prevailing legislation. No present value discounts are applied. Balances are reviewed at the end of each reporting period.
The combined tax rate applied is 34% comprising 25% of income tax (IRPJ) and 9% of social contribution (CSLL), in accordance with the Brazilian tax laws in effect. Tax losses can be carried forward indefinitely in Brazil; however, their annual offset is limited to 30% of taxable income for each period.

14.3.1Recognition of deferred tax assets
The Company posted successive tax losses from 2021 to 2024, substantially arising from financial expenses generated by its high level of indebtedness, which is the reason the Company had not previously recognized deferred tax assets. However, upon completion of the Chapter 11 reorganization, Management identified the following evidence supporting the recognition of deferred tax assets:
•Financial reorganization under Chapter 11: during the first quarter, the Company effectively completed its emergence from the financial reorganization plan before the United States Bankruptcy Court for the Southern District of New York. The plan was primarily intended to substantially reduce indebtedness and, consequently, financial expenses, which mainly resulted in historical tax losses; and
•Financial projections: the business plan for the 2025–2045 period indicates the generation of sufficient taxable income. Projections are based on assumptions of revenue growth, route network and fleet optimization, as well as the reduction of financial expenses resulting from the reorganization.
Future taxable income projections have been prepared, approved and validated by the Company’s Management, and are consistent with the long-term business plan.

14.3.2Disclosure of material uncertainties

In conformity with the applicable regulations, Management discloses the following material uncertainties regarding the recognition of deferred tax assets:
•Macroeconomic volatility: the projections are sensitive to fluctuations in the BRL/USD exchange rates and in jet fuel prices, given the weight of these items in the aviation cost structure;
•Annual offset limit and tax rates. Future changes in Brazilian tax legislation could impact tax offsetting; and
•Long-term projections: the projection horizon involves uncertainties.
Based on the information available at the date of approval of this interim financial statements, Management considers that the positive evidence outweighs the negative evidence and supports the long-term business plan.